Member Cash Advances, Net - Summary of Allowance for Unrecoverable Advances (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss, Writeoff, after Recovery [Abstract]
Beginning balance	$ 12,580	$ 9,355	$ 9,355	$ 3,277
Plus: provision for unrecoverable advances	21,693	14,311	25,539	19,688
Less: amounts written-off	(22,933)	(14,104)	(22,314)	(13,610)
Ending balance	$ 11,340	$ 9,562	$ 12,580	$ 9,355